STOCK CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Amount of options, Outstanding at beginning of period	4,751,665	4,938,821
Amount of options, Granted	4,000,000	981,666
Options, Exercised	0	(1,182,606)
Amount of options, Cancelled	0	13,784
Amount of options, Outstanding at end of period	8,751,665	4,751,665
Amount of options, Vested and expected-to-vest at end of period	4,187,360	3,848,610
Weighted average exercise price, Outstanding at beginning of period	$ 0.18	$ 0.168
Weighted average exercise price, Granted	$ 0.29	$ 0.164
Weighted average exercise price, Exercised	$ 0	$ 0.116
Weighted Average Exercise Price, Cancelled	$ 0	$ 0.067
Weighted average exercise price,Outstanding at end of period	$ 0.23	$ 0.18
Weighted average exercise price, Vested and expected-to-vest at end of period	$ 0.18	$ 0.18
Aggregate intrinsic value,Outstanding at end of period (in dollars)	$ 175,033	$ 190,067
Aggregate intrinsic value,Vested and expected-to-vest at end of period (in dollars)	$ 293,115	$ 153,944